UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23510

LORD ABBETT FLOATING RATE HIGH INCOME FUND

(Exact name of Registrant as specified in charter)

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Address of principal executive offices) (Zip code)

Randolph A. Stuzin, Esq.

Vice President and Secretary

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2024

Item 1:	Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett
Floating Rate High Income Fund

For the six-month period ended June 30, 2024

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Holdings Presented by Sector

3	Consolidated Schedule of Investments

20	Consolidated Statement of Assets and Liabilities

21	Consolidated Statement of Operations

22	Consolidated Statements of Changes in Net Assets

23	Consolidated Statement of Cash Flows

24	Consolidated Financial Highlights

26	Notes to Consolidated Financial Statements

44	Supplemental Information to Shareholders

Lord Abbett Floating Rate High Income Fund
Semiannual Report

For the period ended June 30, 2024

From left to right: John Shaffer, Independent Trustee and Chair of the Lord Abbett Alternatives Funds and Steven F. Rocco, Interested Trustee, President and Chief Executive Officer of the Lord Abbett Alternatives Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Floating Rate High Income Fund for the six-month period ended June 30, 2024. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Steven F. Rocco

Trustee, President and Chief Executive Officer

Portfolio Holdings Presented by Sector

June 30, 2024

Sector*	%**
Asset Backed Securities	8.21%
Basic Materials	3.59%
Communications	7.97%
Consumer, Cyclical	14.50%
Consumer, Non-cyclical	20.19%
Diversified	0.35%
Energy	4.41%
Financial	8.86%
Industrial	14.20%
Investments in Underlying Funds	0.68%
Technology	14.33%
Utilities	0.81%
Repurchase Agreements	1.90%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.

Consolidated Schedule of Investments (unaudited)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 130.95%

ASSET-BACKED SECURITIES 10.96%

Automobiles 0.72%
CAL Receivables LLC Series 2022-1 Class B†	9.683% (30 day USD SOFR Average + 4.35%	)#	10/15/2026	$88,783	$88,733

Other 10.24%
Apidos CLO XLVIII Ltd. Series 2024-48A Class E†	11.065% (3 mo. USD Term SOFR + 5.75%	)#	7/25/2037	150,000	150,750
Bear Mountain Park CLO Ltd. Series 2022-1A Class ER†(a)	9.85% (3 mo. USD Term SOFR + 5.95%	)#	7/15/2037	150,000	150,000	(b)
Dryden 115 CLO Ltd. Series 2024-115A Class E†	12.401% (3 mo. USD Term SOFR + 7.10%	)#	4/18/2037	150,000	154,092
Empower CLO Ltd. Series 2024-2A Class E†	11.376% (3 mo. USD Term SOFR + 6.05%	)#	7/15/2037	100,000	100,500
Generate CLO 16 Ltd. Series 2024-16A Class E†	11.471% (3 mo. USD Term SOFR + 6.15%	)#	7/20/2037	100,000	100,500
Lodi Park CLO Ltd. Series 2024-1A Class E†(a)	9.69% (3 mo. USD Term SOFR + 5.65%	)#	7/21/2037	100,000	100,000	(b)
Magnetite XXII Ltd. Series 2019-22A Class ER†	11.94% (3 mo. USD Term SOFR + 6.61%	)#	4/15/2031	250,000	251,217
Neuberger Berman Loan Advisers CLO 56 Ltd. Series 2024-56A Class E†	11.069% (3 mo. USD Term SOFR + 5.75%	)#	7/24/2037	100,000	100,500
OCP CLO Ltd. Series 2019-17A Class ER2†(a)	11.33% (3 mo. USD Term SOFR + 6.25%	)#	7/20/2037	150,000	150,000
Total					1,257,559
Total Asset-Backed Securities (cost $1,336,788)					1,346,292

CORPORATE BONDS 5.83%

Airlines 0.44%
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(c)	9.50%		6/1/2028	62,000	54,434

Chemicals 0.89%
Kobe U.S. Midco 2, Inc.†	9.25%		11/1/2026	132,300	108,880

Commercial Services 0.60%
WASH Multifamily Acquisition, Inc.†	5.75%		4/15/2026	75,000	73,388

See Notes to Consolidated Financial Statements.	3

Consolidated Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Diversified Financial Services 1.10%
Global Aircraft Leasing Co. Ltd. (Cayman Islands)†(c)	6.50%		9/15/2024		$143,002	$135,055

Energy-Alternate Sources 0.48%
Sunnova Energy Corp.†	5.875%		9/1/2026		75,000	58,381

Machinery-Diversified 0.87%
Nova Alexandre III SAS†	9.114% (3 mo. EURIBOR + 5.25%	)#	7/15/2029	EUR	100,000	107,078

Pharmaceuticals 0.58%
Curaleaf Holdings, Inc.	8.00%		12/15/2026		$75,000	71,813

Retail 0.41%
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%		8/15/2028		69,000	50,423

Telecommunications 0.46%
Lumen Technologies, Inc.†	4.00%		2/15/2027		110,000	56,702
Total Corporate Bonds (cost $747,951)						716,154

FLOATING RATE LOANS(d) 114.16%

Advertising 0.89%
Summer BC Holdco B SARL 2024 USD Term Loan B	10.595% (3 mo. USD Term SOFR + 5.59%	)	2/5/2029		109,101	109,691

Aerospace 2.42%
Arcline FM Holdings LLC 2021 1st Lien Term Loan(e)	10.346% (3 mo. USD Term SOFR + 5.60%	)	6/23/2028		158,319	158,974
Peraton Corp. 2nd Lien Term Loan B1	13.177% (3 mo. USD Term SOFR + 5.43%	)	2/1/2029		137,679	138,511
Total						297,485

Aerospace/Defense 0.56%
Bleriot U.S. Bidco, Inc. 2023 Term Loan B	8.585% (3 mo. USD Term SOFR + 5.33%	)	10/31/2030		67,962	68,361

Auto Parts & Equipment 1.49%
RealTruck Group, Inc. 2023 Incremental Term Loan(e)	10.458% (1 mo. USD Term SOFR + 5.46%	)	1/31/2028		72,818	72,727
Tenneco, Inc. 2022 Term Loan B	–	(f)	11/17/2028		115,000	110,575
Total						183,302

4	See Notes to Consolidated Financial Statements.

Consolidated Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Banks 0.79%
Chrysaor Bidco SARL USD Term Loan B (Luxembourg)(c)(e)	–	(f)	5/14/2031		$97,000	$97,546

Beverages 0.92%
Triton Water Holdings, Inc. 2024 Incremental Term Loan B(e)	9.335% (3 mo. USD Term SOFR + 5.33%	)	3/31/2028		112,219	112,721

Building & Construction 0.89%
Legence Holdings LLC 2021 Term Loan(e)	8.944% (1 mo. USD Term SOFR + 5.44%	)	12/16/2027		204	205
USIC Holdings, Inc. 2021 2nd Lien Term Loan	12.096% (3 mo. USD Term SOFR + 5.60%	)	5/14/2029		115,000	108,819
Total						109,024

Building Materials 2.21%
ACProducts, Inc. 2021 Term Loan B	9.846% (3 mo. USD Term SOFR + 5.60%	)	5/17/2028		148,361	126,169
Clay Holdco BV 2023 EUR Term Loan B2	8.615% (3 mo. EURIBOR + 4.75%	)	12/31/2029	EUR	67,000	69,152
Cornerstone Building Brands, Inc. 2024 Term Loan B(e)	9.829% (1 mo. USD Term SOFR + 5.33%	)	5/2/2031		$76,762	76,443
Total						271,764

Chemicals 2.92%
Lonza Group AG EUR Term Loan B	7.897% (3 mo. EURIBOR + 4.18%	)	7/3/2028	EUR	75,000	76,933
LSF11 A5 Holdco LLC 2024 Term Loan B(e)	8.958% (3 mo. USD Term SOFR + 5.46%	)	10/15/2028		$68,483	68,440
Olympus Water U.S. Holding Corp. 2024 USD Term Loan B	8.844% (3 mo. USD Term SOFR + 5.34%	)	6/20/2031		63,339	63,537
Plaskolite LLC 2021 Term Loan	9.458% (1 mo. USD Term SOFR + 5.46%	)	12/15/2025		153,032	149,452
Total						358,362

Commercial Services 9.26%
Allied Universal Holdco LLC 2021 USD Incremental Term Loan B(e)	9.194% (1 mo. USD Term SOFR + 5.44%	)	5/12/2028		124,679	124,341
AVSC Holding Corp. 2020 Term Loan B1	–	(f)	3/3/2025		154,590	154,203
BCP V Modular Services Holdings IV Ltd. EUR Term Loan B	7.897% (3 mo. EURIBOR + 4.18%	)	12/15/2028	EUR	42,000	44,803

See Notes to Consolidated Financial Statements.	5

Consolidated Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Commercial Services (continued)
Boluda Towage SL 2024 EUR Term Loan B	–	(f)	1/31/2030	EUR	99,000	$106,071
Brock Holdings III, Inc. 2024 Term Loan B	11.345% (3 mo. USD Term SOFR + 5.34%	)	5/2/2030		$117,000	118,170
Garda World Security Corp. 2022 Term Loan B (Canada)(c)(e)	9.594% (3 mo. USD Term SOFR + 5.34%	)	2/1/2029		77,580	78,162
IFCO Management GmbH 2024 EUR Term Loan B	7.879% (3 mo. EURIBOR + 4.00%	)	11/29/2029	EUR	68,571	73,463
PG Investment Co. 59 SARL Term Loan B (Luxembourg)(c)(e)	8.835% (3 mo. USD Term SOFR + 5.33%	)	3/26/2031		$75,000	75,594
Spin Holdco, Inc. 2021 Term Loan	9.60% (3 mo. USD Term SOFR + 5.60%	)	3/4/2028		109,434	93,771
Spring Education Group, Inc. Term Loan(e)	9.335% (3 mo. USD Term SOFR + 5.33%	)	10/4/2030		101,682	102,307
TTF Holdings LLC 2024 Term Loan(e)	–	(f)	6/20/2031		92,000	92,000
XPLOR T1 LLC USD Term Loan B	9.597% (3 mo. USD Term SOFR + 5.35%	)	6/24/2031		75,000	75,000
Total						1,137,885

Computers 2.35%
Ahead DB Holdings LLC 2024 Incremental Term Loan B(e)	9.585% (3 mo. USD Term SOFR + 5.33%	)	2/1/2031		89,286	89,690
Fortress Intermediate 3, Inc. Term Loan B(e)	–	(f)	5/9/2031		88,000	88,220
Vision Solutions, Inc. 2021 2nd Lien Term Loan	12.841% (3 mo. USD Term SOFR + 5.59%	)	4/23/2029		115,000	111,119
Total						289,029

Containers & Packaging 2.87%
Berlin Packaging LLC 2024 Term Loan B(e)	9.19% (3 mo. USD Term SOFR + 5.44%	)	6/9/2031		76,000	76,259
Pretium Packaging LLC Second Out Term Loan A1 PIK 1.40%	9.93% (3 mo. USD Term SOFR + 5.00%	)	10/2/2028		99,820	86,943
SupplyOne, Inc. 2024 Term Loan B(e)	9.594% (1 mo. USD Term SOFR + 5.34%	)	4/21/2031		125,685	126,039
Tosca Services LLC 2021 Term Loan	9.091% (3 mo. USD Term SOFR + 5.59%	)(f)	8/18/2027		74,806	62,984
Total						352,225

6	See Notes to Consolidated Financial Statements.

Consolidated Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Distribution/Wholesale 2.13%
Barentz International BV 2024 USD Term Loan B2 (Netherlands)(c)	9.435% (3 mo. USD Term SOFR + 5.31%	)	3/1/2031		$73,595	$74,055
BCPE Empire Holdings, Inc. 2024 Term Loan(e)	9.344% (1 mo. USD Term SOFR + 5.34%	)	12/11/2028		68,483	68,582
Parts Europe SA EUR Term Loan B	7.647% (3 mo. EURIBOR + 3.75%	)	2/3/2031	EUR	110,880	119,056
Total						261,693

Diversified Capital Goods 0.83%
CeramTec AcquiCo GmbH 2022 EUR Term Loan B	7.294% (3 mo. EURIBOR + 3.50%	)	3/16/2029	EUR	95,078	101,336

Diversified Financial Services 2.73%
Advisor Group, Inc. 2024 Term Loan(e)	9.344% (1 mo. USD Term SOFR + 5.34%	)(f)	8/17/2028		$83,715	84,077
DRW Holdings LLC 2021 Term Loan(e)	9.192% (1 mo. USD Term SOFR + 5.44%	)	3/1/2028		102,444	102,604
Edelman Financial Engines Center LLC 2024 2nd Lien Term Loan	10.594% (1 mo. USD Term SOFR + 5.34%	)	10/6/2028		103,000	103,386
Kestra Advisor Services Holdings A, Inc. 2024 Term Loan(e)	9.344% (1 mo. USD Term SOFR + 5.34%	)	3/22/2031		45,000	45,219
Total						335,286

Diversified Manufacturing Operations 0.47%
First Eagle Investment Management LLC 2024 Term Loan B(e)	–	(f)	2/22/2029		58,000	57,819

Entertainment 1.79%
ECL Entertainment LLC 2024 Term Loan B(e)	9.344% (1 mo. USD Term SOFR + 5.34%	)	8/31/2030		74,438	74,857
Motion Finco SARL 2023 EUR Term Loan B	7.461% (3 mo. EURIBOR + 3.75%	)	11/12/2029	EUR	64,384	68,995
Ontario Gaming GTA LP Term Loan B (Canada)(c)	9.585% (3 mo. USD Term SOFR + 5.33%	)	8/1/2030		$75,620	76,080
Total						219,932

Environmental Control 0.75%
Heritage-Crystal Clean, Inc. Term Loan B(e)	9.829% (3 mo. USD Term SOFR + 5.33%	)	10/17/2030		91,770	92,133

See Notes to Consolidated Financial Statements.	7

Consolidated Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Financial 2.02%
Armor Holding II LLC 2021 Term Loan B(e)	–	(f)	12/11/2028		$34,910	$35,107
Asurion LLC 2021 Second Lien Term Loan B4	10.708% (1 mo. USD Term SOFR + 5.46%	)	1/20/2029		150,000	138,808
OneDigital Borrower LLC 2021 Term Loan(e)	9.679% (1 mo. USD Term SOFR + 5.43%	)	11/16/2027		74,062	73,969
Total						247,884

Food 2.88%
Bellis Acquisition Co. PLC 2024 EUR Term Loan B	7.802% (3 mo. EURIBOR + 4.00%	)	5/14/2031	EUR	92,308	98,193
Market Bidco Ltd. EUR Term Loan B1	8.578% (3 mo. EURIBOR + 4.75%	)	11/4/2027	EUR	170,000	181,913
Upfield BV 2023 USD Term Loan B7 (Netherlands)(c)	10.18% - 10.31% (3 mo. USD Term SOFR + 5.31%	)	1/2/2028		$73,823	74,048
Total						354,154

Gaming/Leisure 3.33%
888 Acquisitions Ltd. USD Term Loan B (United Kingdom)(c)	10.575% (3 mo. USD Term SOFR + 5.33%	)	7/1/2028		181,423	181,060
Fertitta Entertainment LLC 2022 Term Loan B	9.081% (1 mo. USD Term SOFR + 5.33%	)	1/27/2029		102,428	102,665
United FP Holdings LLC 2019 1st Lien Term Loan	9.591% (3 mo. USD Term SOFR + 5.59%	)	12/30/2026		138,929	125,800
Total						409,525

Gas 1.13%
NGL Energy Partners LP 2024 Term Loan B(e)	9.844% (1 mo. USD Term SOFR + 5.34%	)	2/2/2031		137,655	138,306

Health Care Products 1.37%
Curia Global, Inc. 2021 Term Loan	9.18% (3 mo. USD Term SOFR + 5.43%	)	8/30/2026		108,912	102,866
Resonetics LLC 2024 Term Loan(e)	9.082% (3 mo. USD Term SOFR + 5.33%	)	6/6/2031		65,000	65,203
Total						168,069

Health Care Services 9.45%
ADMI Corp. 2023 Term Loan B5(e)	11.094% (1 mo. USD Term SOFR + 5.34%	)	12/23/2027		167,160	168,553
Concentra Health Services, Inc. Term Loan B(e)	–	(f)	6/26/2031		58,000	58,290

8	See Notes to Consolidated Financial Statements.

Consolidated Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Health Care Services (continued)
Dermatology Intermediate Holdings III, Inc. 2023 Incremental Term Loan B(e)	10.83% (3 mo. USD Term SOFR + 5.33%	)	3/30/2029	$102,000	$100,810
eResearchTechnology, Inc. 2024 Term Loan(e)	9.344% (1 mo. USD Term SOFR + 5.34%	)	2/4/2027	134,892	135,711
Heartland Dental LLC 2024 Term Loan(e)	9.844% (1 mo. USD Term SOFR + 5.34%	)	4/28/2028	200,189	200,953
LifePoint Health, Inc. 2024 Incremental Term Loan B(e)	9.329% (3 mo. USD Term SOFR + 5.33%	)	5/17/2031	94,000	94,250
National Mentor Holdings, Inc. 2021 Term Loan(e)	9.185% - 9.19% (1 mo. USD Term SOFR + 4.00% (3 mo. USD Term SOFR + 4.00%	) )	3/2/2028	106,384	100,679
National Mentor Holdings, Inc. 2021 Term Loan C(e)	9.185% (3 mo. USD Term SOFR + 5.43%	)	3/2/2028	3,066	2,902
Star Parent, Inc. Term Loan B(e)	9.085% (3 mo. USD Term SOFR + 5.33%	)	9/27/2030	149,625	149,684
Summit Behavioral Healthcare LLC 2024 Term Loan B(e)	9.597% (3 mo. USD Term SOFR + 5.35%	)	11/24/2028	148,388	149,253
Total					1,161,085

Healthcare 2.50%
CCRR Parent, Inc. Term Loan B(e)	9.708% (1 mo. USD Term SOFR + 5.46%	)	3/6/2028	59,758	51,206
Covetrus, Inc. Term Loan(e)	10.335% (3 mo. USD Term SOFR + 5.33%	)	10/13/2029	68,308	66,210
Hunter Holdco 3 Ltd. USD Term Loan B (United Kingdom)(c)(e)	9.685% (3 mo. USD Term SOFR + 5.43%	)	8/19/2028	150,000	148,687
Physician Partners LLC Term Loan	–	(f)	12/26/2028	55,877	40,884
Total					306,987

Home Furnishings 0.25%
AI Aqua Merger Sub, Inc. 2023 Incremental Term Loan	9.579% - 9.60% (1 mo. USD Term SOFR + 5.33%	)	7/31/2028	30,000	30,079

Housewares 0.73%
Springs Windows Fashions LLC 2021 Term Loan B	9.458% (1 mo. USD Term SOFR + 5.46%	)	10/6/2028	103,937	89,256

See Notes to Consolidated Financial Statements.	9

Consolidated Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Housing 1.27%
Icebox Holdco III, Inc. 2021 2nd Lien Term Loan	12.346% (3 mo. USD Term SOFR + 5.60%	)	12/21/2029		$75,000	$76,125
LBM Acquisition LLC Term Loan B(e)	9.194% (1 mo. USD Term SOFR + 5.44%	)	12/17/2027		79,826	79,793
Total						155,918

Information Technology 1.46%
Apttus Corp. 2021 Term Loan(e)	9.458% (1 mo. USD Term SOFR + 5.46%	)	5/8/2028		67,952	68,037
Ensono LP 2021 Term Loan(e)	9.444% (1 mo. USD Term SOFR + 5.44%	)	5/26/2028		112,212	111,511
Total						179,548

Insurance 3.34%
Amynta Agency Borrower, Inc. 2023 1st Lien Term Loan B(e)	9.094% (3 mo. USD Term SOFR + 4.84%	)	2/28/2028		145,443	145,976
Ardonagh Midco 3 PLC 2024 USD Term Loan B (United Kingdom)(c)(e)	–	(f)	2/17/2031		75,000	74,953
Jones Deslauriers Insurance Management, Inc. 2024 Term Loan B (Canada)(c)	8.83% (3 mo. USD Term SOFR + 5.33%	)	3/15/2030		68,828	68,965
OneDigital Borrower LLC 2024 2nd Lien Term Loan	–	(f)	6/14/2032		83,000	82,792
Sedgwick Claims Management Services, Inc. 2024 Term Loan B(e)	–	(f)	6/27/2031		38,000	38,048
Total						410,734

Internet 3.22%
Endure Digital, Inc. Term Loan(e)	8.944% (1 mo. USD Term SOFR + 5.44%	)	2/10/2028		109,436	101,912
ION Trading Technologies SARL 2021 EUR Term Loan B	7.972% (3 mo. EURIBOR + 4.25%	)	4/3/2028	EUR	114,525	117,400
MH Sub I LLC 2021 2nd Lien Term Loan	9.594% (1 mo. USD Term SOFR + 3.34%	)	2/23/2029		$28,253	28,235
MH Sub I LLC 2023 Term Loan(e)	9.594% (1 mo. USD Term SOFR + 5.34%	)	5/3/2028		73,662	73,678
Titan AcquisitionCo New Zealand Ltd. 2021 USD Term Loan (New Zealand)(c)(e)	9.601% (3 mo. USD Term SOFR + 5.60%	)	10/18/2028		74,618	74,852
Total						396,077

10	See Notes to Consolidated Financial Statements.

Consolidated Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Internet Companies 0.93%
NEXUS Buyer LLC 2021 Second Lien Term Loan	11.694% (1 mo. USD Term SOFR + 5.44%	)	11/5/2029		$115,000	$114,712

Investment Management Companies 0.91%
Aragorn Parent Corp. Term Loan(e)	9.589% (1 mo. USD Term SOFR + 5.34%	)	12/15/2028		61,690	61,980
NEXUS Buyer LLC 2023 Term Loan B2(e)	9.844% (1 mo. USD Term SOFR + 5.34%	)	12/13/2028		50,000	50,106
Total						112,086

Leisure Time 2.24%
Bulldog Purchaser, Inc. 2024 Term Loan B(e)	–	(f)	6/13/2031		84,000	84,525
Fitness International LLC 2024 Term Loan B(e)	10.68% (3 mo. USD Term SOFR + 5.43%	)	2/5/2029		148,947	149,878
Hurtigruten ASA 2024 EUR OpCo Exit Term Loan	11.427% (3 mo. EURIBOR + 7.50%	)	6/30/2027	EUR	15,382	17,126
Hurtigruten ASA 2024 EUR Term Loan B	10.411% (6 mo. EURIBOR + 6.50%	)	9/30/2027	EUR	25,347	23,515
Total						275,044

Lodging 1.39%
One Hotels GmbH EUR Term Loan B	8.408% (3 mo. EURIBOR + 4.50%	)	4/2/2031	EUR	71,000	76,427
Spectacle Gary Holdings LLC 2021 Term Loan B	9.735% (3 mo. USD Term SOFR + 5.48%	)	12/11/2028		$93,912	93,990
Total						170,417

Machinery: Diversified 3.66%
CD&R Hydra Buyer, Inc. 2024 Term Loan B(e)	9.444% (3 mo. USD Term SOFR + 5.44%	)	3/25/2031		96,000	96,300
Engineered Machinery Holdings, Inc. 2021 USD 2nd Lien Term Loan	11.596% (3 mo. USD Term SOFR + 5.60%	)	5/21/2029		69,977	69,933
LSF12 Badger Bidco LLC Term Loan B(e)	11.344% (1 mo. USD Term SOFR + 5.34%	)	8/30/2030		102,809	102,810
SPX Flow, Inc. 2024 Term Loan B(e)	8.844% (1 mo. USD Term SOFR + 5.34%	)	4/5/2029		65,229	65,681
Titan Acquisition Ltd. 2024 Term Loan B (Canada)(c)(e)	10.326% (6 mo. USD Term SOFR + 5.00%	)	2/15/2029		114,216	114,621
Total						449,345

See Notes to Consolidated Financial Statements.	11

Consolidated Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Manufacturing 2.04%
CMG Media Corp. 2021 Term Loan(e)	–	(f)	12/17/2026	$69,820	$55,666
DirecTV Financing LLC Term Loan(e)	10.458% (1 mo. USD Term SOFR + 5.46%	)	8/2/2027	47,842	47,997
Frontier Communications Corp. 2021 1st Lien Term Loan(e)	9.208% (1 mo. USD Term SOFR + 5.46%	)	10/8/2027	146,686	146,797
Pro Mach Group, Inc. 2021 Term Loan B(e)	–	(f)	8/31/2028	171	172
Total					250,632

Media 0.51%
Cengage Learning, Inc. 2024 Term Loan B(e)	9.538% (6 mo. USD Term SOFR + 4.25%	)	3/22/2031	62,000	62,252

Metal Fabricate/Hardware 2.05%
Doncasters Finance U.S. LLC 2024 Delayed Draw Term Loan (Jersey)(c)(g)	–	(f)	4/23/2030	13,818	13,784
Doncasters Finance U.S. LLC 2024 Term Loan (Jersey)(c)	11.835% (3 mo. USD Term SOFR + 5.33%	)	4/23/2030	137,836	137,607
Tank Holding Corp. 2022 Term Loan	11.194% (1 mo. USD Term SOFR + 5.44%	)	3/31/2028	68,133	67,154
Tank Holding Corp. 2023 Incremental Delayed Draw Term Loan(g)	11.444% (1 mo. USD Term SOFR + 6.00%	)	3/31/2028	10,168	10,041
Tank Holding Corp. 2023 Incremental Term Loan	11.444% (1 mo. USD Term SOFR + 5.44%	)	3/31/2028	23,562	23,267
Total					251,853

Mining & Metals 0.99%
U.S. Silica Co. 2023 Term Loan B(e)	9.344% (1 mo. USD Term SOFR + 5.34%	)	3/25/2030	121,385	122,030

Miscellaneous Manufacture 0.14%
Touchdown Acquirer, Inc. Delayed Draw Term Loan(e)(g)	–	(f)	2/21/2031	17,227	17,329

Office Furniture & Business Equipment 0.87%
Xerox Holdings Corp. 2023 Term Loan B(e)	9.344% (1 mo. USD Term SOFR + 5.34%	)	11/17/2029	107,250	107,300

Oil & Gas 1.30%
Waterbridge Midstream Operating LLC 2024 1st Lien Term Loan B	–	(f)	6/21/2029	160,000	159,200

12	See Notes to Consolidated Financial Statements.

Consolidated Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Personal & Household Products 0.97%
AI Aqua Merger Sub, Inc. 2021 1st Lien Term Loan B	9.329% (1 mo. USD Term SOFR + 5.33%	)	7/31/2028		$119,301	$119,648

Pharmaceuticals 0.93%
Ceva Sante Animale 2024 EUR Term Loan B	–	(f)	11/8/2030	EUR	36,333	38,881
Southern Veterinary Partners LLC 2024 Term Loan(e)	9.094% (1 mo. USD Term SOFR + 5.34%	)	10/5/2027		$74,563	74,811
Total						113,692

Pipelines 3.00%
Epic Crude Services LP Term Loan B	10.609% (3 mo. USD Term SOFR + 5.61%	)	3/2/2026		108,536	108,917
EPIC Y-Grade Services LP 2024 Term Loan B(e)	11.058% (3 mo. USD Term SOFR + 5.31%	)	6/29/2029		143,000	143,111
Waterbridge Midstream Operating LLC 2024 Term Loan B(e)	9.826% (3 mo. USD Term SOFR + 5.33%	)	5/10/2029		116,000	116,774
Total						368,802

Real Estate Investment Trusts 0.61%
Iron Mountain, Inc. 2023 Term Loan B(e)	–	(f)	1/31/2031		74,812	74,594

Retail 3.88%
Evergreen Acqco 1 LP 2021 USD Term Loan(e)	9.085% (3 mo. USD Term SOFR + 5.33%	)	4/26/2028		56,481	56,964
Flynn Restaurant Group LP 2021 Term Loan B(e)	9.708% (1 mo. USD Term SOFR + 5.46%	)	12/1/2028		68,681	68,801
Fogo De Chao, Inc. 2023 Term Loan B	10.094% (1 mo. USD Term SOFR + 5.34%	)	9/30/2030		74,485	73,573
PetSmart, Inc. 2021 Term Loan B(e)	9.194% (1 mo. USD Term SOFR + 5.44%	)	2/11/2028		113,834	113,644
QSRP Finco BV EUR Term Loan B	–	(f)	6/14/2031	EUR	63,000	67,267
Staples, Inc. 2024 Term Loan B(e)	11.084% (3 mo. USD Term SOFR + 5.33%	)	9/4/2029		$105,000	96,574
Total						476,823

Service 2.48%
DTI Holdco, Inc. 2022 Term Loan(e)	10.094% (1 mo. USD Term SOFR + 5.34%	)	4/26/2029		102,610	103,159
Red Planet Borrower LLC Term Loan B(e)	8.944% (1 mo. USD Term SOFR + 5.44%	)	10/2/2028		108,915	105,734
Service Logic Acquisition, Inc. Term Loan(e)	9.591% (3 mo. USD Term SOFR + 5.59%	)	10/29/2027		94,808	95,282
Total						304,175

See Notes to Consolidated Financial Statements.	13

Consolidated Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Software 11.16%
Banff Merger Sub, Inc. 2023 USD Term Loan	9.344% (1 mo. USD Term SOFR + 5.09%	)	12/29/2028		$104,681	$105,026
Central Parent, Inc. 2024 Term Loan B(e)	–	(f)	7/6/2029		75,000	74,133
Cloud Software Group, Inc. 2024 Term Loan	9.835% (3 mo. USD Term SOFR + 5.33%	)	3/21/2031		30,000	30,119
Cloud Software Group, Inc. 2024 USD Term Loan B	9.335% (3 mo. USD Term SOFR + 5.33%	)	3/30/2029		143,757	143,821
Constant Contact, Inc. 2024 Incremental Delayed Draw Term Loan	9.348% - 9.57% (3 mo. USD Term SOFR + 5.35%	)	2/10/2028		73,000	72,635
Constant Contact, Inc. Term Loan(e)	9.561% (3 mo. USD Term SOFR + 5.56%	)	2/10/2028		74,849	73,836
Cotiviti Corp. 2024 Fixed Term Loan B	7.625%		5/1/2031		75,000	74,734
Cvent, Inc. 2024 Term Loan B(e)	8.585% (3 mo. USD Term SOFR + 5.33%	)	6/17/2030		796	800
Dye & Durham Corp. 2024 USD Term Loan B (Canada)(c)(e)	9.685% (3 mo. USD Term SOFR + 5.43%	)	4/11/2031		120,000	120,600
Helios Software Holdings, Inc. 2021 EUR Term Loan B	–	(f)	3/11/2028	EUR	24,117	25,505
Mitchell International, Inc. 2024 2nd Lien Term Loan	–	(f)	6/7/2032		$102,000	101,937
Modena Buyer LLC Term Loan	–	(f)	4/18/2031		155,000	151,488
Mosel Bidco SE USD Term Loan B (Germany)(c)	9.835% - 10.08% (3 mo. USD Term SOFR + 5.58%	)	9/16/2030		61,000	61,381
Physician Partners LLC 2023 Incremental Term Loan B	10.814% (3 mo. USD Term SOFR + 5.31%	)	12/23/2028		4,988	3,766
Renaissance Holding Corp. 2024 Term Loan(e)	9.597% (3 mo. USD Term SOFR + 5.35%	)	4/5/2030		169,393	169,472
Rocket Software, Inc. 2023 USD Term Loan B(e)	10.094% (1 mo. USD Term SOFR + 5.34%	)	11/28/2028		160,860	161,729
Total						1,370,982

Technology Hardware & Equipment 0.41%
Atlas CC Acquisition Corp. Term Loan B	9.859% (3 mo. USD Term SOFR + 5.61%	)	5/25/2028		56,610	41,994
Atlas CC Acquisition Corp. Term Loan C	9.859% (3 mo. USD Term SOFR + 5.61%	)	5/25/2028		11,376	8,439
Total						50,433

14	See Notes to Consolidated Financial Statements.

Consolidated Schedule of Investments (unaudited)(continued)

June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Telecommunications 2.49%
Altice France SA EUR Term Loan B12	6.906% (3 mo. EURIBOR + 3.00%	)	2/2/2026	EUR	74,811	$68,136
Carriage Purchaser, Inc. 2021 Term Loan B(e)	9.708% (1 mo. USD Term SOFR + 5.46%	)	10/2/2028		$67,952	68,250
Delta TopCo, Inc. 2024 2nd Lien Term Loan	10.596% (1 mo. USD Term SOFR + 5.35%	)	11/30/2029		101,000	102,717
Michaels Cos., Inc. 2021 Term Loan B	9.846% (3 mo. USD Term SOFR + 5.60%	)	4/15/2028		74,615	67,256
Total						306,359

Transportation 0.88%
Rand Parent LLC 2023 Term Loan B(e)	–	(f)	3/17/2030		108,000	108,334

Utilities 1.08%
Hamilton Projects Acquiror LLC 2024 Term Loan B(e)	9.094% (3 mo. USD Term SOFR + 5.34%	)	5/22/2031		132,000	133,014
Total Floating Rate Loans (cost $13,952,442)						14,022,272
Total Long-Term Investments (cost $16,037,181)						16,084,718

SHORT-TERM INVESTMENTS 2.53%

REPURCHASE AGREEMENTS 2.53%
Repurchase Agreement dated 6/28/2024, 2.800% due 7/1/2024 with Fixed Income Clearing Corp. collateralized by $340,900 of U.S. Treasury Note at 0.750% due 04/30/2026; value: $317,397; proceeds: $311,187 (cost $311,114)					311,114	311,114
Total Investments in Securities 133.49% (cost $16,348,295)						16,395,832
Less Unfunded Loan Commitments (0.30%) (cost $36,607)						(36,551)
Net Investments in Securities 133.19% (cost $16,311,688)						16,359,281
Borrowings (30.53)%						(3,750,000)
Other Assets and Liabilities – Net(h) (2.66)%						(326,561)
Net Assets 100.00%						$12,282,720

EUR	Euro.
EURIBOR	Euro Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Overnight Financing Rate.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2024, the total value of Rule 144A securities was $1,990,633, which represents 16.21% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2024.
(a)	Securities purchased on a when-issued basis (See Note 2(o)).
(b)	Level 3 Investment as described in Note 2(p) in the Notes to Consolidated Financial Statements. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Consolidated Financial Statements.	15

Consolidated Schedule of Investments (unaudited)(continued)

June 30, 2024

(c)	Foreign security traded in U.S. dollars.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the Secured Overnight Financing Rate (“SOFR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at June 30, 2024.
(e)	All or part of this investment held as collateral for the Fund’s credit facility.
(f)	Interest Rate to be determined.
(g)	Security partially/fully unfunded. See Note 2(l).
(h)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and swap contracts as follows:

Centrally Cleared Interest Rate Swap Contracts at June 30, 2024:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Upfront Payment(2)	Unrealized Appreciation/ (Depreciation)	Value
Bank of America(1)	5.306%	12-Month USD SOFR	9/15/2024	$133,000	$–	$74	$74
Bank of America(1)	4.552%	12-Month USD SOFR	2/15/2026	68,000	–	201	201
Bank of America(1)	4.523%	12-Month USD SOFR	2/15/2026	5,000	–	17	17
Bank of America(1)	4.007%	12-Month USD SOFR	6/1/2028	60,000	–	363	363
Unrealized Appreciation on Centrally Cleared Interest Rate Swap Contracts					$–	655	$655

SOFR	Secured Overnight Financing Rate.
(1)	Central clearinghouse: Chicago Mercantile Exchange (CME).
(2)	Upfront payments paid (received) are presented net of amortization.

Total Return Swap Contracts at June 30, 2024:

Swap Counterparty	Referenced Index*	Referenced Spread	Units	Position	Termination Date	Notional Amount	Upfront Payment(1)	Unrealized Appreciation	Value
Morgan Stanley	IBOXX	12-Month USD SOFR Index	751	Long	9/20/2024	$157,000	$–	$434	$434
Morgan Stanley	IBOXX	12-Month USD SOFR Index	2,247	Long	9/20/2024	470,000	–	1,072	1,072
Morgan Stanley	IBOXX	12-Month USD SOFR Index	750	Long	9/20/2024	157,000	1	245	246
Morgan Stanley	IBOXX	12-Month USD SOFR Index	750	Long	9/20/2024	157,000	–	155	155
Total						$941,000	$1	$1,906	$1,907

SOFR	Secured Overnight Financing Rate.
*	iBoxx Leveraged Loan Index.
(1)	Upfront payments paid (received) are presented net of amortization.

16	See Notes to Consolidated Financial Statements.

Consolidated Schedule of Investments (unaudited)(continued)

June 30, 2024

Forward Foreign Currency Exchange Contracts at June 30, 2024:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Sell	Morgan Stanley	8/20/2024	882,000	$962,897	$946,774	$16,123
Euro	Sell	State Street Bank and Trust	8/20/2024	4,000	4,308	4,294	14
Euro	Sell	State Street Bank and Trust	8/20/2024	92,000	100,088	98,756	1,332
Euro	Sell	State Street Bank and Trust	8/20/2024	100,000	107,392	107,344	48
Euro	Sell	Toronto Dominion Bank	8/20/2024	70,000	76,211	75,141	1,070
Euro	Sell	Toronto Dominion Bank	8/20/2024	69,000	75,320	74,067	1,253
Euro	Sell	Toronto Dominion Bank	8/20/2024	22,000	23,925	23,616	309
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$20,149

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Buy	State Street Bank and Trust	7/1/2024	100,000	$107,135	$107,095	$ (40)
Euro	Buy	Toronto Dominion Bank	8/20/2024	100,000	107,414	107,344	(70)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(110)

See Notes to Consolidated Financial Statements.	17

Consolidated Schedule of Investments (unaudited)(continued)

June 30, 2024

The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$1,007,559	$250,000	$1,257,559
Remaining Industries	–	88,733	–	88,733
Corporate Bonds
Remaining Industries	–	716,154	–	716,154
Floating Rate Loans	–	14,022,272	–	14,022,272
Less Unfunded Commitments	–	(36,551)	–	(36,551)
Short-Term Investments
Repurchase Agreements	–	311,114	–	311,114
Total	$–	$16,109,281	$250,000	$16,359,281

Other Financial Instruments
Centrally Cleared Interest Rate Swap Contracts
Assets	$–	$655	$–	$655
Liabilities	–	–	–	–
Total Return Swap Contracts
Assets	–	1,907	–	1,907
Liabilities	–	–	–	–
Forward Foreign Currency Exchange Contracts
Assets	–	20,149	–	20,149
Liabilities	–	(110)	–	(110)
Total	$–	$22,601	$–	$22,601

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Consolidated Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Consolidated Schedule of Investments along with the valuation technique utilized.

18	See Notes to Consolidated Financial Statements.

Consolidated Schedule of Investments (unaudited)(concluded)

June 30, 2024

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

Investment Type	Asset-Backed Securities	Floating Rate Loans
Balance as of January 1, 2024	$–	$140,613
Accrued Discounts (Premiums)	–	(14)
Realized Gain (Loss)	–	(95)
Change in Unrealized Appreciation (Depreciation)	–	(9)
Purchases	250,000	–
Sales	–	(7,459)
Transfers into Level 3	–	–
Transfers out of Level 3(a)	–	(133,036)
Balance as of June 30, 2024	$250,000	$–
Change in unrealized appreciation/ depreciation for the period ended June 30, 2024, related to Level 3 investments held at June 30, 2024	$–	$–

(a)	The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of market quotations in accordance with valuation methodology.

See Notes to Consolidated Financial Statements.	19

Consolidated Statement of Assets and Liabilities (unaudited)

June 30, 2024

ASSETS:
Investments in securities, at fair value (cost $16,311,688)	$16,359,281
Cash	434,822
Deposits with brokers for forwards and swap contracts collateral	11,533
Foreign cash, at value (cost $9,373)	9,254
Receivables:
Investment securities sold	2,645,014
Interest and dividends	186,723
Capital shares sold	61,200
From advisor (See Note 3)	14,241
Deferred financing costs	6,304
Total return swap contracts, at fair value including upfront payment of $1	1,907
Unrealized appreciation on forward foreign currency exchange contracts	20,149
Prepaid expenses	18,356
Total assets	19,768,784
LIABILITIES:
Payables:
Credit Facility	3,750,000
Investment securities purchased	3,481,368
Interest payable	25,277
Distribution and Servicing Plan	2,121
Trustees’ fees	1,764
Fund administration	400
Variation margin for centrally cleared swap contracts agreements	173
Unrealized depreciation on forward foreign currency exchange contracts	110
Unrealized depreciation on unfunded commitments	56
Distributions payable	103,404
Accrued expenses and other liabilities	121,391
Total liabilities	7,486,064
NET ASSETS	$12,282,720
COMPOSITION OF NET ASSETS:
Paid-in capital	$12,004,112
Total distributable earnings (loss)	278,608
Net Assets	$12,282,720

Net assets by class:
Class I Shares	$7,092,923
Class A Shares	$5,189,797
Outstanding shares by class: (unlimited number of authorized shares of beneficial interest):
Class I Shares	691,881
Class A Shares	506,318
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class I Shares-Net asset value	$10.25
Class A Shares-Net asset value	$10.25
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.50%)	$10.51

20	See Notes to Consolidated Financial Statements.

Consolidated Statement of Operations (unaudited)

For the Six Months Ended June 30, 2024

Investment income:
Dividends	$2,036
Interest and other	804,187
Total investment income	806,223
Expenses:
Management fee	57,513
Distribution and Servicing plan–Class A	12,770
Interest expense and fees (See Note 9)	124,087
Professional	39,419
Reports to shareholders	33,492
Registration	20,498
Custody	3,394
Fund administration	2,359
Trustees’ fees	1,665
Shareholder servicing	90
Other	5,588
Gross expenses	300,875
Fees waived and expenses reimbursed (See Note 3)	(151,347)
Net expenses	149,528
Net investment income	656,695
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	145,553
Net realized gain (loss) on forward foreign currency exchange contracts	(3,648)
Net realized gain (loss) on swap contracts	13,948
Net realized gain (loss) on foreign currency related transactions	(607)
Net change in unrealized appreciation/depreciation on investments	(158,600)
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts	29,349
Net change in unrealized appreciation/depreciation on swap contracts	(2,589)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	7,028
Net change in unrealized appreciation/depreciation on unfunded commitments	198
Net realized and unrealized gain (loss)	30,632
Net Increase in Net Assets Resulting From Operations	$687,327

See Notes to Consolidated Financial Statements.	21

Consolidated Statements of Changes in Net Assets (unaudited)

INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2024 (unaudited)	For the Period Ended December 31, 2023*
Operations:
Net investment income	$656,695	$1,016,361
Net realized gain (loss) on investments, forward foreign currency exchange contracts, swap contracts and foreign currency related transactions	155,246	37,492
Net change in unrealized appreciation/depreciation on investments, forward foreign currency exchange contracts, swap contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	(124,614)	197,667
Net increase in net assets resulting from operations	687,327	1,251,520
Distributions to shareholders:
Class I	(373,829)	(552,175)
Class A	(272,984)	(467,444)
Total distribution to shareholders	(646,813)	(1,019,619)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	476,754	10,735,000
Reinvestment of distributions	371,019	546,166
Cost of shares reacquired	(118,634)	–
Net increase in net assets resulting from capital share transactions	729,139	11,281,166
Net increase in net assets	769,653	11,513,067
NET ASSETS:
Beginning of period	$11,513,067	$–
End of period	$12,282,720	$11,513,067

*	For the period January 4, 2023, commencement of operations, to December 31, 2023.

22	See Notes to Consolidated Financial Statements.

Consolidated Statement of Cash Flows

For the six months ended June 30, 2024

Floating Rate High Income Fund
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$687,327
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Investments Purchased	(21,119,942)
Investments sold and principal repayments	19,773,605
Net increase/decrease in short-term investments	506,890
Net amortization/(accretion) of premium (discount)	(68,961)
Increase/Decrease in receivable from advisor	30,639
Increase in cash collateral held at broker	–
Amortization of deferred financing costs	2,077
Increase/Decrease in interest and dividends receivable	(44,333)
Increase/Decrease in prepaid expenses	14,523
Increase/Decrease in variation margin receivable for centrally cleared swap contracts agreements	512
Increase/Decrease in total return swap contracts, at fair value	8,329
Increase/Decrease in interest payable	5,002
Increase/Decrease in distribution and servicing payable	(41)
Increase/Decrease in fund administration payable	13
Increase/Decrease in trustees’ fees payable	1,482
Increase/Decrease in accrued expenses and other liabilities	(6,366)
Net realized (gain)/loss on:
Net realized (gain)/loss on investments	(145,553)
Net change in unrealized (appreciation)/depreciation on:
Net change unrealized (appreciation)/depreciation on investments	158,600
Net change in unrealized (appreciation)/depreciation on forward foreign currency exchange contracts	(29,349)
Net change in unrealized (appreciation)/depreciation on unfunded loan commitments	(198)
Net change in unrealized (appreciation)/depreciation on foreign currency translations	(7,028)
Net Cash Used in Operating Activities	(232,772)
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash provided by credit facility	300,000
Repayments under credit facility	–
Deferred financing costs	–
Cost of shares reacquired	(118,634)
Distributions to shareholders	(263,173)
Net proceeds from sales of shares	466,453
Net Cash Provided by Financing Activities	384,646
Effect of exchange rate changes on cash	(124)
Net change in cash	151,750
Cash at beginning period	$303,859
Cash at end of period	$455,609
Supplemental disclosure of cash flow information:
Cash paid for interest expense and fees on credit facility:	119,085
Reinvestments of distributions	371,019
Reconciliation of restricted and unrestricted cash to the Consolidated Statement of Assets and Liabilities, ending balance:
Cash	$434,822
Foreign cash, at value	$9,254
Deposits with brokers for forwards and swap contracts collateral	$11,533
Total Reconciliation of restricted and unrestricted cash to the Consolidated Statement of Assets and Liabilities, ending balance	$455,609

See Notes to Consolidated Financial Statements.	23

Consolidated Financial Highlights (unaudited)

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain	Total from investment operations	Net investment income	Net asset value, end of period
Class I
6/30/2024(e)	$10.21	$0.58	$0.03	$0.61	$(0.57)	$10.25
1/4/2023 to 12/31/2023(f)	10.00	0.99	0.16	1.15	(0.94)	10.21
Class A
6/30/2024(e)	10.21	0.55	0.04	0.59	(0.55)	10.25
1/4/2023 to 12/31/2023(f)	10.00	0.93	0.17	1.10	(0.89)	10.21

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return for Class A does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Annualized.
(e)	Unaudited.
(f)	Commenced on January 4, 2023.

24	See Notes to Consolidated Financial Statements.

	Ratios to Average Net Assets:				Supplemental Data:
Total return(b)(c) (%)	Total expenses after waivers and/or reim- bursements (includes interest expense)(d) (%)	Total expenses after waivers and/or reim- bursements (excludes interest expense)(d) (%)	Total expenses(d) (%)	Net investment income (loss)(d) (%)	Net assets, end of period (000)	Portfolio turnover rate(c) (%)

6.11	2.32	0.25	4.88	11.34	$7,093	78
12.53	2.12	0.25	5.26	10.03	6,406	96

5.85	2.82	0.75	5.38	10.84	5,190	78
11.98	2.62	0.75	5.72	9.45	5,107	96

See Notes to Consolidated Financial Statements.	25

Notes to Consolidated Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Floating Rate High Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified, closed-end management investment company that continuously offers its common shares (the “Shares”) and is operated as an interval fund. The Fund was organized as a Delaware statutory trust on January 30, 2020. The Fund had a sale to Lord, Abbett & Co. LLC (“Lord Abbett”) of 10,000 shares of common stock for $100,000 ($10.00 per share). The Fund commenced operations on January 4, 2023.

The Fund’s investment objective is to seek a high level of current income. The Fund currently offers three classes of Shares: Class A, Class I, and Class U. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class I and Class U shares. Class U shares has not commenced operations.

The Fund will not list its Shares for trading on any securities exchange. There is currently no secondary market for its Shares and the Fund does not expect any secondary market to develop for its Shares. Shareholders of the Fund are not able to have their Shares redeemed or otherwise sell their Shares on a daily basis because the Fund is an unlisted closed-end fund. In order to provide liquidity to shareholders, the Fund is structured as an interval fund and conducts quarterly repurchase offers for a portion of its outstanding Shares.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standard Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Basis of Consolidation–The Fund’s consolidated financial statements and accompanying notes include balances of both the Fund and Lord Abbett FRHI Funding, LLC., a Delaware Limited Liability Company and wholly owned subsidiary of the Fund. All interfund transactions have been eliminated upon consolidation.

(b)	Investment Valuation–Under procedures approved by the Fund’s Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities, and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S.

Notes to Consolidated Financial Statements (unaudited)(continued)

exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swap contracts are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(c)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Consolidated Statement of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(e)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination.

(f)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, Class I and Class U Shares bear their class-specific share of all expenses and fees relating to the Fund’s Distribution and Servicing Plan.

Notes to Consolidated Financial Statements (unaudited)(continued)

(g)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in the Fund’s Consolidated Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions in the Fund’s Consolidated Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(h)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts in the Fund’s Consolidated Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the forward foreign currency in U.S. dollars upon closing of such contracts is included, if applicable, in Net realized gain (loss) on forward foreign currency exchange contracts in the Fund’s Consolidated Statement of Operations.

(i)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(j)	Credit Default Swap Contracts–The Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract.

Notes to Consolidated Financial Statements (unaudited)(continued)

As a purchaser of a credit default swap contract (“buyer of protection”), the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund makes periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swap contracts may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market.

Credit default swap contracts are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as unrealized appreciation or depreciation. For a credit default swap contract sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap contract purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap contract and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap contract agreement. The value and credit rating of each credit default swap contract where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap contract. As the value of the swap contract changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap contract agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap contract agreements entered into by the Fund for the same referenced entity or entities.

Entering into credit default swap contracts involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap contract is based. For the centrally cleared credit default swap contracts, there was minimal counterparty risk to the Fund, since such credit default swap contracts entered into were traded through a central clearinghouse, which guarantees against default.

Notes to Consolidated Financial Statements (unaudited)(continued)

(k)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(l)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or Secured Overnight Financing Rate (“SOFR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Consolidated Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented, if any, on the Consolidated Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes.

Notes to Consolidated Financial Statements (unaudited)(continued)

As of June 30, 2024 the Fund had the following unfunded loan commitments:

Borrower	Principal Amount	Market Value	Cost	Unrealized Appreciation/ Depreciation
Doncaster Finance US LLC Delayed Draw Term Loan	$13,818	$13,784	$13,668	$116
Tank Holding Corp. 2023 Incremental Delayed Draw Term Loan	$5,610	$5,540	$5,610	$(70)
Touchdown Acquirer Inc. Delayed Draw Term Loan	$17,227	$17,227	$17,329	$(102)
Total	$36,655	$36,551	$36,607	$(56)

(m)	Interest Rate Swap Contracts–The Fund may enter into interest rate swap contract agreements. Pursuant to interest rate swap contract agreements, the Fund either makes floating-rate payments to the counterparty (or Central counterparty clearing house (“CCP”) in the case of centrally cleared swap contracts) based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty or CCP in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap contracts, changes in the underlying value of the swap contracts are recorded as unrealized gains or losses. For centrally cleared swap contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap contract is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap contract counterparty. In the case of centrally cleared swap contracts, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

(n)	Total Return Swap Contracts–The Fund may enter into total return swap contract agreements to obtain exposure to a security or market without owning such security or investing directly in that market. The Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap contract. If the value of the asset underlying a total return swap contract declines over the term of the swap contract, the Fund also may be required to pay an amount equal to that decline in value to its counterparty.

(o)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the

Notes to Consolidated Financial Statements (unaudited)(continued)

commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(p)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of June 30, 2024 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Consolidated Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

Notes to Consolidated Financial Statements (unaudited)(continued)

The management fee is based on the Fund’s average daily total managed assets at an annual rate of .75%. Average daily total managed assets include assets attributable to leverage (e.g., borrowing). During the period when the Fund is using leverage, the management fee paid to Lord Abbett will be higher than if the Fund does not use leverage because the management fee paid is calculated based on the Fund’s total assets, which includes the assets purchased through leverage.

For the six months ended June 30, 2024, the effective management fee, net of any applicable waiver, was at an annualized rate of .00% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived $3,394 of fund administration fees during the six months ended June 30, 2024.

For the six months ended June 30, 2024 and continuing through April 30, 2025, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, waive all or a portion of its administrative fee and reimburse the Fund’s other expenses to the extent necessary so that the total net operating expenses for each class excluding certain of the Fund’s expenses, do not exceed an annual rate of .25%.

This agreement may be terminated only upon the approval of the Board.

Distribution and Servicing Plan

The Fund has adopted a Distribution and Servicing Plan for Class A shares and Class U shares which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly.

The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class U
Service	.25%	.25%
Distribution	.25%	.50%

*	The Fund may designate a portion of the aggregate fees attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.

Class I does not have a distribution plan.

Distributor

The Distributor, is the principal underwriter and distributor of the Fund’s Shares pursuant to a distribution agreement (the “Distribution Agreement”) with the Fund. The Distributor is a wholly-owned subsidiary of Lord Abbett. The Distributor does not participate in the distribution of non-Lord Abbett managed products. The Distributor acts as the distributor of Shares for the Fund on a best efforts basis, subject to various conditions, pursuant to the terms of the Distribution Agreement. The Distributor is not obligated to sell any specific amount of Shares of the Fund. The Fund may impose repurchase fees of up to 2.00% on Shares accepted for repurchase that have been held for less than one year.

Commissions

The Distributor did not receive commissions on sales of shares of the Fund for the six months ended June 30, 2024.

Notes to Consolidated Financial Statements (unaudited)(continued)

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2024 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Floating Rate High Income Fund	$ –	$646,813	$ –	$ –	$646,813

The tax character of distributions paid during the period ended December 31, 2023 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Floating Rate High Income Fund	$ –	$1,009,628	$9,991	$ –	$1,019,619

Net capital losses recognized by the Funds may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Floating Rate High Income Fund	$ –	$ –	$ –

As of January 31, 2024, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund are shown below. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to the tax treatment of amortization of premium, other financial instruments and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Floating Rate High Income Fund	$16,312,887	$212,373	$(143,378)	$68,995

Notes to Consolidated Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the six months ended June 30, 2024 were as follows:

Purchases	Sales
$15,563,299	$13,712,880

There were no purchases or sales of U.S. Government securities during the six months ended June 30, 2024.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into forward foreign currency exchange contracts during the six months ended June 30, 2024 (as described in Note 2(h)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

The Fund entered into interest rate swap contracts during the six months ended June 30, 2024 (as described in Note (m)) in order to enhance returns or hedge against interest rate risk. Interest rate swap contracts are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The interest rate swap contract agreement will normally be entered into on a zero coupon basis, meaning that the floating rate will be based on the cumulative of the variable rate, and the fixed rate will compound until the swap contract’s maturity date, at which point the payments would be netted.

The Fund entered into total return swap contracts on indexes during the six months ended June 30, 2024 (as described in note 2(n)) to hedge credit risk. The Fund may enter into total return swap contract agreements to obtain exposure to a security or market without owning such security or investing directly in that market. The Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap contract. If the value of the asset underlying a total return swap contract declines over the term of the swap contract, the Fund also may be required to pay an amount equal to that decline in value to its counterparty.

Notes to Consolidated Financial Statements (unaudited)(continued)

As of June 30, 2024, the Fund had the following derivatives at fair value, grouped into risk categories that illustrate the Fund’s use of derivative instruments:

Asset Derivatives	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts
Centrally Cleared Interest Rate Swap Contracts(1)	–	$655	–
Forward Foreign Currency Exchange Contract(2)	–	–	$20,149
Total Return Swap Contracts(3)	$1,907	–	–
Liability Derivatives
Forward Foreign Currency Exchange Contract(4)	–	–	$110

(1)	Consolidated Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of centrally cleared swap contracts as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.
(2)	Consolidated Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(3)	Consolidated Statement of Assets and Liabilities location: Total return swap contracts, at fair value.
(4)	Consolidated Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

Transactions in derivative instruments for the six months ended June 30, 2024 were as follows:

	Equity Contracts	Inflation Linked/Interest Rate Contracts	Foreign Currency Contracts
Net Realized Gain (Loss)
Centrally Cleared Interest Rate Swap Contracts(1)	–	$(264)	–
Forward Foreign Currency Exchange Contracts(2)	–	–	$(3,648)
Total Return Swap Contracts(1)	$14,212	–	–
Net Change in Unrealized Appreciation/Depreciation
Centrally Cleared Interest Rate Swap Contracts(3)	–	$5,740	–
Forward Foreign Currency Exchange Contracts(4)	–	–	$29,349
Total Return Swap Contracts(3)	$(8,329)
Average Number of Contracts/Notional Amounts*
CPI/Interest Rate Swap Contracts(5)	–	$329,857	–
Total Return Swap Contracts(5)	$515,195	–	–
Forward Foreign Currency Exchange Contracts(5)	–	–	$958,653

*	Calculated based on the number of contracts or notional amounts for the six months ended June 30, 2024.
(1)	Consolidated Statement of Operations location: Net realized gain (loss) on swap contracts.
(2)	Consolidated Statement of Operations location: Net realized gain (loss) on forward foreign currency exchange contracts.
(3)	Consolidated Statement of Operations location: Net change in unrealized appreciation/depreciation on swap contracts.
(4)	Consolidated Statement of Operations location: Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts.
(5)	Amount represents notional amounts in U.S. dollars.

Notes to Consolidated Financial Statements (unaudited)(continued)

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Consolidated Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Consolidated Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$20,149	$–	$20,149
Total Return Swap Contracts	1,907	–	1,907
Repurchase Agreements	311,114	–	311,114
Total	$333,170	$–	$333,170

	Net Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities	Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Morgan Stanley	$18,030	$–	$–	$–	$18,030
State Street Bank and Trust.	1,394	(40)	–	–	1,354
Toronto Dominion Bank.	2,632	(70)	–	–	2,562
Fixed Income Clearing Corp.	311,114	–	–	(311,114)	–
Total	$333,170	$(110)	$–	$(311,114)	$21,946

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$110	$–	$110
Total	$110	$–	$110

Notes to Consolidated Financial Statements (unaudited)(continued)

	Net Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities	Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(c)
State Street Bank and Trust.	$40	$(40)	$–	$–	$–
Toronto Dominion Bank.	70	(70)	–	–	–
Total	$110	$(110)	$–	$–	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Consolidated Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2024.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of June 30, 2024.

8.	TRUSTEES’ REMUNERATION

The Fund’s officers and one Trustee, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. From January 1, 2024 through June 30, 2024, independent Trustees’ fees were allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There was an equity based plan available to all Independent Trustees under which Independent Trustees could elect to defer receipt of a portion of Trustees’ fees. The deferred amounts were treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Trustees’ fees in the Consolidated Statement of Operations and in Trustees’ fees payable in the Consolidated Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

On June 28, 2024, effective July 5, 2024, shareholders of the Fund elected new Trustees for the Fund and certain other Lord-Abbett-sponsored closed-end funds and the then-current Trustees resigned. Effective July 5, 2024, Independent Trustees’ fees are allocated among these certain Lord Abbett-sponsored closed-end funds based on the net assets of each fund.

9.	CREDIT FACILITY

The Fund obtains leverage through borrowings in seeking to achieve its investment objective or for temporary or extraordinary purposes. As of January 5, 2023, Lord Abbett FRHI Funding, LLC, a wholly-owned subsidiary of the Fund (the “Borrower”) entered into a revolving credit facility with Bank of America, N.A. (“BAML”) in an initial aggregate principal amount of $5 million, that may be increased to an aggregate amount of up to $100 million (the “SPV Credit Facility”). The SPV Credit Facility provides for secured borrowings for an initial three-year term and is reviewed annually by the Board. Borrowings accrue interest based on the Secured Overnight Financing Rate (determined on a daily basis) plus a spread of 1.30% or based on a customary alternative base rate applicable to each currency borrowing, plus a spread of 1.20% to 1.2326% depending on the currency.

Commitment fees on the SPV Credit Facility accrue at a rate of 1.20% (with respect to unused amounts up to 65% of the facility size) or 0.30% (with respect to all other unused amounts). The SPV Credit Facility contains certain financial and operating covenants that require the maintenance of ratios and benchmarks throughout the borrowing period. As of June 30, 2024, the Fund and Lord Abbett FRHI Funding, LLC were in compliance, in all material respects with these covenants. As of June 30, 2024, the outstanding aggregate drawn down amount under the SPV Credit Facility was

Notes to Consolidated Financial Statements (unaudited)(continued)

$3,750,000. During the period there were no repayments under the SPV Credit Facility. The components of interest expense, average interest rates (i.e. base interest rate in effect plus the spread) and average outstanding balance for the SPV Credit Facility for the period ended June 30, 2024 were as follows:

Stated interest expense	$119,105
Unused commitment fees	2,905
Amortization of deferred financing costs	2,077*
Total interest expense	$124,087
Average interest rate	6.62%
Average borrowing	$3,539,011

*	The Fund is amortizing over a 3 year period, $12,500 of deferred financing costs ending January 5, 2026.

10.	SENIOR SECURITIES ASSET COVERAGE

Information about the Fund’s senior securities as of June 30, 2024 is shown in the following table. The Fund’s senior securities during this time period are comprised solely of outstanding indebtedness from its credit facility, which constitutes a “senior security” as defined in the 1940 Act.

Period Ended	Amount Outstanding	Asset Coverage Per 1,000*
June 30, 2024	$3,750,000	4,275

*	The asset coverage ratio for a class of senior securities representing indebtedness is calculated as our consolidated total assets, less all liabilities and indebtedness not represented by senior securities, divided by total senior securities representing indebtedness of the 1940 Act.

11.	CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s net asset value.

12.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income in the Fund’s Consolidated Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear

Notes to Consolidated Financial Statements (unaudited)(continued)

the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2024, the Fund did not have any securities on loan.

13.	REPURCHASE OFFERS

In order to provide liquidity to shareholders, the Fund has adopted a fundamental investment policy to make quarterly offers to repurchase its outstanding Shares at NAV per share, reduced by any applicable repurchase fee. Subject to applicable law and approval of the Board, for each quarterly repurchase offer, the Fund currently expects to offer to repurchase 5% of the Fund’s outstanding Shares at NAV, which is the minimum amount permitted. For the six months ended June 30, 2024, the results of the Fund’s repurchase offers were as follows:

Repurchase Request Deadline	Repurchase Pricing Date	Amount Repurchased	Number of Shares Repurchased (all classes)	Percentage of Outstanding Shares Repurchased
January 24, 2024	January 24, 2024	$28,159	2,755	0.24%
April 24, 2024	April 24, 2024	$90,975	8,826	0.76%

Repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective and will tend to increase the Fund’s expense ratio per common share for remaining shareholders. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. If the Fund employs investment leverage, repurchases of Shares would compound the adverse effects of leverage in a declining market. Also, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income.

If a repurchase offer is oversubscribed, the Board may determine to increase the amount repurchased by up to 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline (as defined in the Fund’s Prospectus). In the event that the Board determines not to repurchase more than the repurchase offer amount, or if shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. Consequently, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market and other risks, and the NAV of Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the

Notes to Consolidated Financial Statements (unaudited)(continued)

NAV for tendered Shares is determined. In addition, the repurchase of Shares by the Fund may be a taxable event to shareholders, potentially including even shareholders who do not tender any Shares in such repurchase.

14.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities and to the changing prospects of individual companies and/or sectors in which the Fund invests. The value of an investment will change as interest rates fluctuate and in response to market movements. For many fixed income securities, market risk is significantly, but not necessarily exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a decrease in the value of investments in bonds and other debt securities, while a fall in rates typically causes an increase in value. Equity securities have experienced significantly more volatility in returns than fixed income securities over the long term, although under certain market conditions fixed income securities may have comparable or greater price volatility. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high-yield securities (sometimes called “lower-rated bonds” or “junk bonds”), in which the Fund may substantially invest. Some issuers, particularly of high-yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. Concerns in the market about an increase in the risk of default, may result in losses to the Fund. Defaulted bonds are subject to greater risk of loss of income and principal than securities of issuers whose debt obligations are being met. Defaulted bonds are considered speculative with respect to the issuer’s ability to make interest payments and/or pay its obligations in full. High-yield securities are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline. Investments in distressed bonds are speculative and involve substantial risks in addition to the risks of investing in high-yield debt securities. The prices of distressed bonds are likely to be more sensitive to adverse economic changes or individual issuer developments than the prices of higher rated securities. Changes in short-term market interest rates may affect the yield on the Fund’s investments in floating rate debt. Substantial increases in interest rates may cause an increase in issuer defaults, as issuers may lack resources to meet high debt service requirements.

Certain instruments in which the Fund has invested have historically relied upon London Interbank Offered Rate (“LIBOR”). In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR was last published on a representative basis at the end of June 2023. Alternative reference rates to LIBOR have been established in most major currencies. Markets in these new rates are developing, but questions around liquidity and how to appropriately mitigate any economic value transfer as a result of the transition remain a concern. The Federal Reserve Board effectively automatically replaced the U.S. dollar LIBOR benchmark rate in such contracts, as of June 30, 2023, with SOFR.

The Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S.

Notes to Consolidated Financial Statements (unaudited)(continued)

Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation.

The mortgage-related and asset-backed securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates, and economic conditions, including delinquencies and/or defaults. These changes can affect the value, income, and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. Alternatively, rising interest rates may cause prepayments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage related security. In addition, the Fund may invest in non-agency asset backed and mortgage related securities, which are issued by private institutions, not by government-sponsored enterprises.

The Fund may invest in loans, which include, among other things, loans to U.S. or foreign corporations, partnerships, other business entities, or to U.S. and non-U.S. governments. The Fund may invest in fixed rate and variable rate loans and floating or adjustable rate loans, including bridge loans, novations, assignments, and participations, which are subject to increased credit and liquidity risks. The loans in which the Fund invests will usually be rated below investment grade or may also be unrated. Below investment grade loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. The Fund may invest in debtor-in-possession financings (commonly known as “DIP financings”). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code. Such financings constitute senior liens on an unencumbered security (i.e., security not subject to other creditors’ claims).

The Fund may invest in equity securities, the value of which fluctuates in response to movements in the equity securities markets in general, the changing prospects of individual companies in which the Fund invests, or an individual company’s financial condition.

Geopolitical and other events, such as war, acts of terrorism, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of the Fund and its investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact Fund performance. For example, the effects to public health, business and market conditions resulting from COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of the Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions,

Notes to Consolidated Financial Statements (unaudited)(concluded)

potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.

15.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2024 (unaudited)		For the period ended December 31, 2023(a)

Class I Shares	Shares	Amount	Shares	Amount
Shares sold	40,119	$411,754	573,062	$5,735,000
Reinvestment of distributions	36,133	370,905	54,149	546,166
Shares reacquired	(11,582)	(118,634)	–	–
Increase	64,670	$664,025	627,211	$6,281,166

Class A Shares
Shares sold	6,307	$65,000	500,000	$5,000,000
Reinvestment of distributions	11	114	–	–
Increase	6,318	$65,114	500,000	$5,000,000

(a)	Commenced on January 4, 2023.

Statement Regarding Basis for Approval of Investment Advisory Contract

The Board, including all of the Trustees who are not “interested persons” of the Fund or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”)1. In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of an appropriate benchmark. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Trustees also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund) and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (2) certain supplemental investment performance information provided by Lord Abbett; (3) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (4) sales and share repurchase information for the Fund; (5) information regarding Lord Abbett’s financial condition; (6) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; and (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of an appropriate benchmark for the period since the Fund’s inception on January 10, 2023 through September 30, 2023 and observed that the Fund’s investment performance was below that of the benchmark for the period. The Board considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. The Board also considered the relatively short period the Fund has been in operation. After reviewing these and other factors, including those described below, the Board concluded that the Fund’s Agreement should be continued.

[1]	Reference to the Agreement also includes the management agreement between Lord Abbett and the Fund’s wholly-owned subsidiary, Lord Abbett FRHI Funding, LLC.

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline, and other services provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third-party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how each of the expense level and the effective management fees of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the net total expense ratio of the Fund was above the median of the expense peer group, and the effective management fee of the Fund was below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fees paid by the Fund were reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins, excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins without those exclusions in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Fund. The Board also considered the Fund’s existing management fee schedule and the Fund’s expense limitation agreement. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of the Fund.

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of

Statement Regarding Basis for Approval of Investment Advisory Contract (concluded)

Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives distribution and servicing fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, that the Distributor may retain a portion of such fees it receives, and that the Distributor receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Floating Rate High Income Fund	LAFRHI-3 (08/24)

Item 1(b):	Not applicable.

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
(a) The Registrant’s “Schedule I - Investments in securities of unaffiliated issuers” as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this Form N-CSR.

(b) Not applicable.

Item 7:	Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Not applicable.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.

Item 10:	Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.
Not applicable.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.
The basis for the approval of the investment advisory contract is included as part of the report to shareholders filed under Item 1(a) of this Form N-CSR.

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
The information required by this Item 12 is only required in an annual report on this Form N-CSR.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.
(a) The information required by this Item 13(a) is only required in an annual report on this Form N-CSR.

(b) There have been no changes, as of the date of this filing, in any of the Portfolio Managers in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
None.

Item 15:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 16:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
(a) Not applicable.

(b) Not applicable.

Item 18:	Recovery of Erroneously Awarded Compensation.
(a) Not applicable.

(b) Not applicable.

Item 19:	Exhibits.
(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT FLOATING RATE HIGH INCOME FUND

By:	/s/ Steven F. Rocco
Steven F. Rocco President and Chief Executive Officer (Principal Executive Officer)

Date: August 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Steven F. Rocco
Steven F. Rocco President and Chief Executive Officer (Principal Executive Officer)

Date: August 29, 2024

By:	/s/ Michael J. Hebert
Michael J. Hebert Chief Financial Officer and Treasurer (Principal Financial Officer)

Date: August 29, 2024